Income Taxes (Tables)	6 Months Ended
Jun. 30, 2026
Income Taxes [Abstract]
Schedule of Components of Provision for Income Taxes (Benefits)

Significant components of the provision for income taxes (benefits) are as follows:

	Six months ended June 30,
	2026	2025
Current tax	$—	$—
Deferred tax – tax loss	—	—
Deferred tax – book-tax difference	—	(1,507)
Income taxes (benefits) expenses	$—	$(1,507)

Schedule of Reconciliation of Differences Between Income Tax Rate Profits and Income Tax (Benefits) Expenses

Reconciliation of the differences between the Income Tax rate applicable to profits and the income tax (benefits) expenses of the Company:

	Six months ended June 30,
	2026	2025
Income(loss) before taxation	$6,700,497	$(1,918,088)

Notional tax on loss before tax
Computed expected tax (benefits) expense	(242,555)	(383,618)
Non-taxable or non-deductible expenses	(2,213)	165,660
Foreign rate differences	23,667	(511)
Change in valuation allowances	221,101	216,962
Total	$—	$(1,507)

The following table reconciles statutory rate of jurisdictions in which we do business to Yong Ding’s effective tax rate:

	Six months ended June 30,
	2026	2025
Statutory income tax rate	20.00%	20.00%
Non-taxable or non-deductible expenses	0.19%	0.01%
Change in valuation allowances	-20.19%	-19.86%
Effective tax rate	0.00%	0.15%

The following table reconciles statutory rate of jurisdictions in which we do business to YD USA’s effective tax rate:

	Six months ended June 30,
	2026	2025
Statutory income tax rate	21.00%	20.00%
Non-taxable or non-deductible expenses	0.00%	0.00%
Foreign rate differences	0.00%	1.00%
Change in valuation allowances	-21.00%	-21.00%
Effective tax rate	0.00%	0.00%

Schedule of Deferred Tax Assets

Deferred tax assets are as follows:

	June 30, 2026	December 31, 2025
Deferred tax assets
Tax losses carry forwards	$771,772	$551,303
Expected credit losses	2,174	1,543
Others	—	—
Valuation allowance	(773,946)	(552,846)
	$—	$—

Total deferred tax assets	$—	$—